Investment Objectives and Goals - T. Rowe Price Equity Income Fund	Feb. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.